Subsequent Event - Additional Information (Detail) - CNOOC China Limited [member] - CNY (¥) ¥ in Millions		6 Months Ended
	Aug. 01, 2019	Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity ownership		100.00%
Major business combination [member] | China United Coalbed Methane Corporation Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of equity ownership	100.00%
Total consideration	¥ 5,335